ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of VIE's Consolidated Statement of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Net revenues	$ 252,481	$ 272,266	$ 286,742
Net loss	(31,826)	(11,520)	(32,241)
Net cash (used in) provided by operating activities	(1,814)	537	20,230
Net cash used in investing activities	(6,157)	(70,466)	(57,006)
Net cash provided by financing activities	16,823	54,311	(3,260)
Percentage of VIE's net revenue as of consolidated net revenues	100.00%	99.70%	100.00%
Percentage of VIE's total assets as of consolidated total assets	79.60%	78.70%
Percentage of VIE's total liabilities as of consolidated total liabilities	90.60%	91.00%
AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Net revenues	252,477	271,536	286,641
Net loss	(27,508)	(13,552)	(31,771)
Net cash (used in) provided by operating activities	1,532	8,132	(8,587)
Net cash used in investing activities	(23,908)	(70,653)	(7,700)
Net cash provided by financing activities	$ 13,199	$ 58,763